FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:   /    /     (a)
                 or fiscal year ending: 12/31/00 (b)

Report for the transition period ending:     /     /     (c)
[If transition report also complete (a) or (b) above.]
Is this an amendment to a previous filing?   (Y/N):

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed form the previous filing on this form.


1.       A. Registrant Name:  First Variable Annuity Fund E
         B. File Number: 811-4092
         C. Telephone Number: (630) 684-9200

2.       A. Street: 2122 York Road, Suite 300
         B. City: Oak Brook                                   C: State:IL       D. Zip Code: 60523        Zip Ext:
         E. Foreign Country                                                     Foreign Postal Code

3.       Is this the first filing on this form by Registrant? No

4.       Is this the last filing on this form by Registrant? No

5.       Is Registrant a small business investment company (SBC)?  (Y/N) N

6.       Is Registrant a unit investment trust (UIT)?  (Y/N) Y

For period ending 12/31/00
File number 811-4092
                                                            --------------------
                                                            If filing more than
                                                            one Page 47, "X"
                                                            box:
                                                            --------------------
                              UNIT INVESTMENT TRUST

111.  A. [/] Depositor Name
      B. [/] File Number (If any)
      C. [/] City                State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

111.  A. [/] Depositor Name:
      B. [/] File Number (if any)
      C.  [/] City:              State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

112.  A. [/] Sponsor Name
      B.  [/] File Number (If any)
      C.  [/] City:              State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

112.  A. [/] Sponsor Name
      B.  [/] File Number (If any)
      C.  [/] City:              State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

For period ending 12/31/00
File number 811-4092
                                                            --------------------
                                                            If filing more than
                                                            one Page 48, "X"
                                                            box:
                                                            --------------------
                              UNIT INVESTMENT TRUST

113.  A. [/] Trustee Name:
      B. [/] City                State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

113.  A. [/] Trustee Name:
      B. [/] City                State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

114.  A. [/] Principal Underwriter Name:  First Variable Capital Services, Inc.
      B.  [/] File Number
      C.  [/] City:              State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

114.  A. [/] Principal Underwriter Name:
      B.  [/] File Number 8-
      C.  [/] City:              State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

115.  A. [/] Independent Public Accountant  Name:
      B. [/] City:               State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

115.  A. [/] Independent Public Accountant  Name:
      B. [/] City                State:      Zip Code:                  Zip Ext:
               Foreign Country:                       Foreign Postal Code:

For period ending  12/31/00
File number 811-4092
                                                            --------------------
                                                            If filing more than
                                                            one Page 50, "X"
                                                            box:
                                                            --------------------

123. [/] State the total value of the additional units considered in answering item 122 ($000 omitted) $
                         -----------------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measurer on the date they were placed in the subsequent series) ($000 omitted) $
                -----------------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely form the sale of units of all series of Registrant ($000 omitted) $
                           -----------------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a period series placed in the portfolio of a subsequent series.) ($000 omitted) $
                                                   -----------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


------------------------------------------------------ --------------- --------------- -------------------
                                                       Number          Total Assets    Total Income
                                                       of  Series      ($000's         Distributions
                                                       Investing       omitted)        ($000's omitted)
------------------------------------------------------ --------------- --------------- -------------------
A.     U.S. Treasury direct issue                                      $               $
------------------------------------------------------ --------------- --------------- -------------------
B.     U.S. Government agency                                          $               $
------------------------------------------------------ --------------- --------------- -------------------
C.      State and municipal tax-free                                   $               $
------------------------------------------------------ --------------- --------------- -------------------
D.      Public utility debt                                            $               $
------------------------------------------------------ --------------- --------------- -------------------
E.      Brokers or dealers debt or debt of brokers'                    $               $
         dealers' parent
------------------------------------------------------ --------------- --------------- -------------------
F.     All other corporate intermed & long-term                        $               $
        debt
------------------------------------------------------ --------------- --------------- -------------------
G.     All other corporate short-term debt                             $               $
------------------------------------------------------ --------------- --------------- -------------------
H.     Equity securities of brokers or dealers
         or parents of brokers or dealers
------------------------------------------------------ --------------- --------------- -------------------
I.      Investment company equity securities           1               $224,834        $0
------------------------------------------------------ --------------- --------------- -------------------
J.      All other equity securities                                    $               $
------------------------------------------------------ --------------- --------------- -------------------
K.     Other securities                                                $               $
------------------------------------------------------ --------------- --------------- -------------------

------------------------------------------------------ --------------- --------------- -------------------
L. Total assets of series of Registrant                1               $224,834        $0
------------------------------------------------------ --------------- --------------- -------------------

For period ending  12/31/00
File number 811-4092
                                                            --------------------
                                                            If filing more than
                                                            one Page 51, "X"
                                                            box:
                                                            --------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
(Y/N)

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current
reporting period ($000 omitted) $        3,752
                                 -------------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-
811-                    811-

Signature Page

This report is signed on behalf of the depositor.

City of:  Oak Brook                   State of:  IL     Date:  February 08, 2001

Name of Depositor:         First Variable Life Insurance Company


By:              s/Christopher S. Harden.        Witness:   s/Jeffery K. Hoelzel
               --------------------------                  ---------------------
                   Christopher S. Harden                     Jeffery K. Hoelzel
                   Vice President & Treasurer                Secretary